Consolidated Statements of Comprehensive Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,043	$ 2,715	$ 1,642
Other comprehensive (losses) / earnings:
Currency translation adjustment	(91)	(68)	36
Postemployment benefits:
Prior service credits arising during the period	58	31	0
Amortization of prior service credits and other amounts reclassified from accumulated other comprehensive losses	(20)	(22)	(6)
Tax (expense) / benefit	(14)	(3)	2
Derivatives accounted for as hedges:
Net derivative gains / (losses)	90	33	(322)
Amounts reclassified from accumulated other comprehensive losses	(84)	4	112
Tax (expense) / benefit	(2)	(14)	80
Total other comprehensive (losses) / earnings	(63)	(39)	(98)
Comprehensive earnings	$ 980	$ 2,676	$ 1,544